Liability related to warrants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Summary of Changes in Value of Liability Related to Warrants
Changes in the value of the liability related to the warrants for the six-month
period ended September 30, 2022 and 2021 were as follows:

	Warrants	Amount
Outstanding as at March 31, 2021	497,355	$10,462,137

Revaluation		(7,231,224)
Movements in exchange rates		39,349

Outstanding as at September 30, 2021	497,355	3,270,262
Outstanding as at March 31, 2022	1,925,929	$5,570,530

Warrants issued during the period	3,891,052	7,126,957
Warrants exercised during the period	(1,173,970)	(1,769,000)
Revaluation gain		(7,715,810)
Movements in exchange rates		(392,652)

Outstanding as at September 30, 2022	4,643,011	2,820,025

Changes in the value of the liability related to the warrants for the years ended March 31, 2022 and 2021 were as follows:

	Warrants	Amount
Outstanding as at March 31, 2020	—	$—
Warrants issued during the year	497,355	18,119,998
Revaluation		(7,869,253)
Movements in exchange rates		211,392

Outstanding as at March 31, 2021	497,355	10,462,137
Warrants issued during the year	1,428,574	7,585,314
Revaluation		(12,633,316)
Movements in exchange rates		156,395

Outstanding as at March 31, 2022	1,925,929	5,570,530

Summary of Outstanding Warrants
The following table provides the relevant information on the outstanding warrants as at September 30, 2022:

Reference	Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
2020 Warrants	October 22, 2020	300,926	300,926	$78.75	October 22, 2025
2021 Warrants	February 19, 2021	196,429	196,429	$78.75	August 19, 2026
Series A Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	714,287	$11.20	March 14, 2028
Series C Warrants	June 23, 2022	771,556	771,556	$2.32	June 23, 2027
Series C Warrants	June 23, 2022	972,763	972,763	$2.32	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$2.32	June 24, 2024

		4,643,011	4,643,011	$13.24

The following table
provides the relevant information on the outstanding warrants as at March 31, 2022:

Reference	Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
2020 Warrants	October 22, 2020	300,926	300,926	$78.75	October 22, 2025
2021 Warrants	February 19, 2021	196,429	196,429	$78.75	August 19, 2026
Series A Warrants	March 14, 2022	714,287	—	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	—	$11.20	March 14, 2028

		1,925,929	497,355	$28.64

Summary of Reconciliation of Changes in Fair Value of Warrants
The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	2020 Warrants		2021 Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Balance - beginning of period	$309,769	$6,174,137	$306,704	$4,288,000
Change in fair value	(279,056)	(4,279,268)	(276,527)	(2,951,956)
Translation effect	(11,655)	23,614	(11,525)	15,735

Balance - end of period	$19,058	$1,918,483	$18,652	$1,351,779

	Series A Warrants		Series B Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Balance - beginning of period	$3,270,816	$—	$1,683,241	$—
Change in fair value	(2,728,178)	—	(1,571,237)	—
Translation effect	(136,418)	—	(59,975)	—

Balance - end of period	$406,220	$—	$52,029	$—

	Series C Warrants		Series D Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Balance - beginning of period	$—	$—	$—	$—
Warrants issued during the period	4,046,836	—	3,080,121	—
Warrants exercised during the period	(365,224)	—	(1,403,776)	—
Change in fair value	(1,881,806)	—	(979,006)	—
Translation effect	(121,760)	—	(51,319)	—

Balance - end of period	$1,678,046	$—	$646,020	$—

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	2020 Warrants		2021 Warrants
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Balance - beginning of year	$6,174,137	$—	$4,288,000	$—
Warrants issued during the year	—	11,831,000	—	6,288,998
Change in fair value	(5,877,802)	(5,893,160)	(3,990,948)	(1,976,093)
Translation effect	13,434	236,297	9,652	(24,905)

Balance - end of year	$309,769	$6,174,137	$306,704	$4,288,000

	Series A Warrants		Series B Warrants
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Balance - beginning of year	$—	$—	$—	$—
Warrants issued during the year	4,757,559	—	2,827,755	—
Change in fair value	(1,572,299)	—	(1,192,267)	—
Translation effect	85,556	—	47,753	—

Balance - end of year	$3,270,816	$—	$1,683,241	$—

Summary of Fair Value of Derivative Warrant Liabilities Estimated Using Black-Scholes Option Pricing Model
The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Share price	$1.52	$21.00	$1.52	$21.00
Exercise price	$78.75	$78.75	$78.75	$78.75
Dividend yield	—	—	—	—
Risk-free interest	4.18%	0.77%	4.10%	0.96%
Remaining contractual life (years)	3.06	4.07	3.88	4.89
Expected volatility	99.0%	81.6%	93.1%	76.1%

	Series A Warrants		Series B Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Share price	$1.52	$—	$1.52	$—
Exercise price	$11.20	$—	$11.20	$—
Dividend yield	—	—	—	—
Risk-free interest	3.98%	—	3.97%	—
Remaining contractual life (years)	4.96	—	0.96	—
Expected volatility	90.8%	—	117.1%	—

	Series C Warrants		Series D Warrants
	September 30, 2022	June 23, 2022 (Grant date)	September 30, 2022	June 23, 2022 (Grant date)
Share price	$1.52	$2.90	$1.52	$2.90
Exercise price	$2.32	$2.32	$2.32	$2.32
Dividend yield	—	—	—	—
Risk-free interest	4.01%	3.38%	4.11%	3.21%
Remaining contractual life (years)	4.73	5.00	1.73	2.00
Expected volatility	90.1%	84.0%	107.7%	88.7%

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$78.75	$78.75	$78.75	$78.75
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	2.44%	0.80%	2.49%	1.01%
Remaining contractual life (years)	3.57	4.57	4.39	5.39
Expected volatility	83.2%	76.1%	83.5%	72.0%

	Series A Warrants		Series B Warrants
	March 31, 2022	March 14, 2022 (Issue date)	March 31, 2022	March 14, 2022 (Issue date)
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$11.20	$11.20	$11.20	$11.20
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	1.94%	2.12%	1.46%	1.58%
Remaining contractual life (years)	5.46	5.50	1.46	1.50
Expected volatility	77.5%	76.1%	87.0%	83.3%